Trade receivables (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected credit losses for aging
Lifetime ECL		R$ 46,500	R$ 29,891
Customers in bankruptcy	[1]		2,164
Impairment losses on trade receivables		R$ 46,500	R$ 32,055	R$ 22,524	R$ 19,397
Percentage of impairment losses on trade receivables recorded for the customers who went bankrupt	[1]	100.00%	100.00%
Number of customers that went bankrupt			3
Not yet due
Expected credit losses for aging
Expected credit loss rate (%)		0.30%	0.10%
Lifetime ECL		R$ 1,263	R$ 432
Up to 30 days
Expected credit losses for aging
Expected credit loss rate (%)		12.67%	6.19%
Lifetime ECL		R$ 1,219	R$ 523
From 31 to 60 days
Expected credit losses for aging
Expected credit loss rate (%)		17.01%	12.92%
Lifetime ECL		R$ 1,769	R$ 1,413
From 61 to 90 days
Expected credit losses for aging
Expected credit loss rate (%)		23.75%	20.64%
Lifetime ECL		R$ 1,764	R$ 1,809
From 91 to 180 days
Expected credit losses for aging
Expected credit loss rate (%)		35.71%	43.66%
Lifetime ECL		R$ 7,608	R$ 6,785
From 181 to 360 days
Expected credit losses for aging
Expected credit loss rate (%)		72.90%	51.67%
Lifetime ECL		R$ 17,399	R$ 9,320
Over 360 days
Expected credit losses for aging
Expected credit loss rate (%)		99.23%	78.26%
Lifetime ECL		R$ 15,478	R$ 9,609

[1]	At December 31, 2020 the Company’s Management recorded 100% impairment losses for three of its customers that filed for bankruptcy. These corporate customers were national booksellers that were present in the main cities of Brazil and therefore were considered as strategic marketplaces for the sale of our published materials to final customers (students, teachers, and schools). The Company did not identify customers in bankruptcy as of December 31, 2021.